LOSS PER SHARE	12 Months Ended
Dec. 31, 2022
Earnings Per Share [Abstract]
LOSS PER SHARE

NOTE 16 – LOSS PER SHARE

Basic loss per share is computed by dividing net loss by the weighted average number of shares outstanding during the year. The weighted average number of shares of Common Stock used in computing basic and diluted loss per common stock for the years ended December 31, 2022 and 2021, are as follows:

		Year ended December 31
		2022	2021

		Number of shares

Weighted average number of shares of Common Stock outstanding attributable to shareholders		528,776	363,739
Total weighted average number of shares of Common Stock related to outstanding options, excluded from the calculations of diluted loss per share (*)	*	33,533	27,518

(*)	The effect of the inclusion of option and convertible loans in 2022 and 2021 is anti-dilutive.